Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust 2014-C18
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Attention: JPMBB 2014-C18 Transaction Manager	notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641JAS5	1.254300%	52,231,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641JAT3	2.878500%	85,216,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641JAU0	3.577800%	23,484,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46641JAV8	3.793800%	87,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46641JAA4	3.793800%	87,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46641JAW6	4.079300%	267,029,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46641JAX4	3.565900%	67,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46641JBA3	4.438600%	55,062,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.25%
B	46641JBB1	4.660499%	69,426,000.00	29,314,193.76	205,896.41	113,848.98	0.00	0.00	319,745.39	29,108,297.35	81.80%	17.00%
C	46641JBC9	4.660499%	37,107,000.00	37,107,000.00	0.00	144,114.28	0.00	0.00	144,114.28	37,107,000.00	58.61%	13.12%
D	46641JAE6	4.660499%	56,259,000.00	56,259,000.00	0.00	218,495.85	0.00	0.00	218,495.85	56,259,000.00	23.44%	7.25%
E	46641JAG1	4.160499%	19,152,000.00	19,152,000.00	0.00	25,740.22	0.00	0.00	25,740.22	19,152,000.00	11.47%	5.25%
F	46641JAJ5	3.705000%	11,970,000.00	11,970,000.00	0.00	0.00	0.00	0.00	0.00	11,970,000.00	3.98%	4.00%
NR	46641JAL0	3.705000%	38,303,883.00	6,620,993.59	0.00	0.00	0.00	250,000.00	0.00	6,370,993.59	0.00%	0.00%
Z	46641JAQ9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46641JAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			957,599,984.01	160,423,187.35	205,896.41	502,199.33	0.00	250,000.00	708,095.74	159,967,290.94

X-A	46641JAY2	4.660499%	725,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46641JAC0	0.724364%	69,425,883.00	37,742,993.59	0.00	22,783.06	0.00	0.00	22,783.06	37,492,993.59
Notional SubTotal			794,807,883.00	37,742,993.59	0.00	22,783.06	0.00	0.00	22,783.06	37,492,993.59

Deal Distribution Total					205,896.41	524,982.39	0.00	250,000.00	730,878.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641JAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46641JAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46641JAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46641JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46641JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46641JBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46641JBB1	422.23653617	2.96569599	1.63986086	0.00000000	0.00000000	0.00000000	0.00000000	4.60555685	419.27084018
C	46641JBC9	1,000.00000000	0.00000000	3.88374916	0.00000000	0.00000000	0.00000000	0.00000000	3.88374916	1,000.00000000
D	46641JAE6	1,000.00000000	0.00000000	3.88374927	0.00000000	0.00000000	0.00000000	0.00000000	3.88374927	1,000.00000000
E	46641JAG1	1,000.00000000	0.00000000	1.34399645	2.12308636	27.00326598	0.00000000	0.00000000	1.34399645	1,000.00000000
F	46641JAJ5	1,000.00000000	0.00000000	0.00000000	3.08750042	89.53750543	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46641JAL0	172.85437067	0.00000000	0.00000000	0.53368793	42.04933662	0.00000000	6.52675344	0.00000000	166.32761723
Z	46641JAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46641JAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641JAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46641JAC0	543.64441558	0.00000000	0.32816378	0.00000000	0.00000000	0.00000000	0.00000000	0.32816378	540.04345310

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/26 - 07/30/26	30	0.00	113,848.98	0.00	113,848.98	0.00	0.00	0.00	113,848.98	0.00
C	07/01/26 - 07/30/26	30	0.00	144,114.28	0.00	144,114.28	0.00	0.00	0.00	144,114.28	0.00
D	07/01/26 - 07/30/26	30	0.00	218,495.85	0.00	218,495.85	0.00	0.00	0.00	218,495.85	0.00
E	07/01/26 - 07/30/26	30	476,505.20	66,401.57	0.00	66,401.57	40,661.35	0.00	0.00	25,740.22	517,166.55
F	07/01/26 - 07/30/26	30	1,034,806.56	36,957.38	0.00	36,957.38	36,957.38	0.00	0.00	0.00	1,071,763.94
NR	07/01/26 - 07/30/26	30	1,590,210.55	20,442.32	0.00	20,442.32	20,442.32	0.00	0.00	0.00	1,610,652.87
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	07/01/26 - 07/30/26	30	0.00	22,783.06	0.00	22,783.06	0.00	0.00	0.00	22,783.06	0.00
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,101,522.31	623,043.44	0.00	623,043.44	98,061.05	0.00	0.00	524,982.39	3,199,583.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641JBA3	N/A	55,062,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46641JBB1	4.660499%	69,426,000.00	29,314,193.76	205,896.41	113,848.98	0.00	0.00	319,745.39	29,108,297.35
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46641JBC9	4.660499%	37,107,000.00	37,107,000.00	0.00	144,114.28	0.00	0.00	144,114.28	37,107,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,595,000.03	66,421,193.76	205,896.41	257,963.26	0.00	0.00	463,859.67	66,215,297.35

Exchangeable Certificate Details
EC	46641JBD7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	730,878.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	624,742.59	Master Servicing Fee	608.29
Interest Reductions due to Nonrecoverability Determination	(83,985.61)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	649.27
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	69.07
ARD Interest	0.00	Senior Trust Advisor Fee	290.10
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	540,756.98	Total Fees	1,616.73

Principal		Expenses/Reimbursements
Scheduled Principal	210,346.51	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(245,549.90)	Special Servicing Fees (Monthly)	14,157.85
Collection of Principal after Maturity Date	245,549.90	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	245,549.90	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	250,000.00
		Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	455,896.41	Other Expenses	0.00
		Total Expenses/Reimbursements	264,157.85

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	524,982.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	205,896.41
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	730,878.80
Total Funds Collected	996,653.39	Total Funds Distributed	996,653.38

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	160,423,187.35	160,423,187.35	Beginning Certificate Balance	160,423,187.35
(-) Scheduled Principal Collections	210,346.51	210,346.51	(-) Principal Distributions	205,896.41
(-) Unscheduled Principal Collections	245,549.90	245,549.90	(-) Realized Losses	250,000.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	250,000.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	159,967,290.94	159,967,290.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	161,186,641.80	161,186,641.80	Ending Certificate Balance	159,967,290.94
Ending Actual Collateral Balance	160,903,838.72	160,903,838.72

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,489,405.61	0.00	UC / (OC) Change	0.00
Current Period Advances	250,000.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,739,405.61	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or realized losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or Less	1	8,230,732.90	5.15%	(31)	5.0750	0.030000	1.35 or Less	3	52,219,069.21	32.64%	(35)	4.3783	0.603535
$10,000,000 to $19,999,999	2	28,184,911.78	17.62%	6	5.3490	1.550524	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
$25,000,000 to $49,999,999	1	33,076,261.02	20.68%	(37)	3.9635	0.820000	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to 99,999,999	1	90,475,385.24	56.56%	(30)	4.4200	1.980000	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 2.00	1	90,475,385.24	56.56%	(30)	4.4200	1.980000
Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	1	17,272,836.49	10.80%	29	5.5000	2.290000
							Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Florida	1	90,475,385.24	56.56%	(30)	4.4200	1.980000
							Office	1	8,230,732.90	5.15%	(31)	5.0750	0.030000
Minnesota	1	17,272,836.49	10.80%	29	5.5000	2.290000
							Retail	4	151,736,558.04	94.85%	(25)	4.4931	1.647363
Nevada	1	33,076,261.02	20.68%	(37)	3.9635	0.820000
							Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145
New York	1	10,912,075.29	6.82%	(30)	5.1100	0.380000

Pennsylvania	1	8,230,732.90	5.15%	(31)	5.0750	0.030000

Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or Less	1	33,076,261.02	20.68%	(37)	3.9635	0.820000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	90,475,385.24	56.56%	(30)	4.4200	1.980000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	2	19,142,808.19	11.97%	(30)	5.0950	0.229512	49 months or greater	5	159,967,290.94	100.00%	(25)	4.5230	1.564145
	5.20001% to 5.40000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145
	5.40001% to 5.60000%	1	17,272,836.49	10.80%	29	5.5000	2.290000
	5.60001% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or Less	5	159,967,290.94	100.00%	(25)	4.5230	1.564145	Interest Only	1	90,475,385.24	56.56%	(30)	4.4200	1.980000
60 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	4	69,491,905.70	43.44%	(19)	4.6571	1.022721
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 Months to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145	Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 Months or Less	5	159,967,290.94	100.00%	(25)	4.5230	1.564145	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 Months	0	0.00	0.00%	0	0.0000	0.000000	61-120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	159,967,290.94	100.00%	(25)	4.5230	1.564145	Totals	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30306419	RT	Miami	FL	Actual/360	4.420%	345,293.96	245,549.90	0.00	N/A	02/06/24	--	90,720,935.14	90,475,385.24	08/06/26
5	30305549	RT	Las Vegas	NV	Actual/360	3.963%	113,480.51	173,093.33	0.00	N/A	07/01/23	07/01/26	33,249,354.35	33,076,261.02	07/01/26
14	30306430	RT	Roseville	MN	Actual/360	5.500%	81,982.51	37,253.18	0.00	N/A	01/01/29	--	17,310,089.67	17,272,836.49	08/01/26
19	30306435	RT	Geneva	NY	Actual/360	5.110%	0.00	0.00	0.00	N/A	02/05/24	--	10,912,075.29	10,912,075.29	05/05/22
25	30306441	OF	Coraopolis	PA	Actual/360	5.075%	0.00	0.00	0.00	N/A	01/01/24	--	8,230,732.90	8,230,732.90	11/01/23
Totals							540,756.98	455,896.41	0.00				160,423,187.35	159,967,290.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	18,400,489.00	14,769,884.00	04/01/25	03/31/26	06/11/26	11,088,241.93	0.00	0.00	0.00	0.00	0.00
5	10,294,510.07	2,278,162.93	01/01/26	03/31/26	--	0.00	0.00	286,430.68	286,430.68	0.00	0.00
14	2,808,490.25	866,016.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	221,171.00	240,660.00	01/01/26	03/31/26	03/11/26	8,212,897.38	485,433.30	(91.15)	229,907.37	0.00	250,000.00
25	157,740.00	0.00	--	--	08/11/26	5,157,834.00	101,220.79	(68.75)	734,731.28	0.00	0.00
Totals	31,882,400.32	18,154,722.99				24,458,973.31	586,654.09	286,270.78	1,251,069.33	0.00	250,000.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	30306419	245,549.90	Partial Liquidation (Curtailment)	0.00	0.00
Totals		245,549.90		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	245,549.90	0	0.00	4.522995%	4.510195%	(25)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	130,394.35	0	0.00	4.522460%	4.509660%	(24)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	223,915.12	0	0.00	4.522006%	4.509206%	(23)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	212,163.07	0	0.00	4.521493%	4.508693%	(22)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	136,113.40	0	0.00	4.520994%	4.508194%	(21)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	1	91,423,521.08	1	218,030.86	0	0.00	4.520542%	4.507742%	(20)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	3,290,798.49	0	0.00	4.520052%	4.507252%	(19)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	53,171.17	0	0.00	4.517713%	4.504913%	(18)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	0	0.00	0	0.00	4.517331%	4.504531%	(17)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	86,633.99	0	0.00	4.516985%	4.504185%	(16)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	111,764.77	0	0.00	4.516587%	4.503787%	(15)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	2	19,142,808.19	0	0.00	1	26,805.74	0	0.00	4.516181%	4.503381%	(14)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30305549	07/01/26	0	5	286,430.68	286,430.68	0.00	33,249,354.35	06/16/26	1
19	30306435	05/05/22	50	5	(91.15)	229,907.37	245,208.76	11,380,648.68	12/14/20	7			05/04/23
25	30306441	11/01/23	32	5	(68.75)	734,731.28	166,001.56	8,525,613.96	04/15/22	7			11/15/23
Totals					286,270.78	1,251,069.33	411,210.32	53,155,616.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		142,694,454	90,475,385	33,076,261		19,142,808
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		17,272,836	17,272,836	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	159,967,291	140,824,483	0	0	0	19,142,808
Jul-26	160,423,187	141,280,379	0	0	0	19,142,808
Jun-26	160,769,470	141,626,661	0	0	0	19,142,808
May-26	161,202,180	142,059,372	0	0	0	19,142,808
Apr-26	161,628,736	142,485,928	0	0	0	19,142,808
Mar-26	161,972,106	142,829,297	0	0	0	19,142,808
Feb-26	162,415,859	143,273,050	0	0	0	19,142,808
Jan-26	165,912,334	146,769,526	0	0	0	19,142,808
Dec-25	166,170,436	147,027,628	0	0	0	19,142,808
Nov-25	166,381,101	147,238,293	0	0	0	19,142,808
Oct-25	166,671,154	147,528,346	0	0	0	19,142,808
Sep-25	166,992,127	147,849,318	0	0	0	19,142,808
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30306419	90,475,385.24	90,475,385.24	139,000,000.00	05/16/26	14,209,068.00	1.98000	03/31/26	02/06/24	I/O
5	30305549	33,076,261.02	33,249,354.35	112,000,000.00	07/27/23	2,122,815.18	0.82000	03/31/26	07/01/23	142
19	30306435	10,912,075.29	11,380,648.68	5,600,000.00	01/20/26	81,288.00	0.38000	03/31/26	02/05/24	209
25	30306441	8,230,732.90	8,525,613.96	5,380,000.00	05/20/26	22,505.00	0.03000	12/31/25	01/01/24	208
Totals		142,694,454.45	143,631,002.23	261,980,000.00		16,435,676.18

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30306419	RT	FL	02/01/24	9

6/11/2026 - The loan matured on 2/6/2024 and forbearance has been extended. Lender and Borrower have executed a extended forbearance for 1 year to 2/6/2027 with one 12 month option to 2/6/2028. The forbearance involves Borrower contributing additional equity to deleverage the loan. Initial $5,000,000 loan pay down and $7,000,000 pay down upon additional 12 month option. The Loan will remain in full cash sweep during the entire forbearance period with excess cash being deposited in a 50/50 split between a newly created Lender held Omnibus Reserve (subject to $3.5MM cap) and hyper amortizing the entire outstanding principal balance. In addition, Guarantor and Borrower provided cooperation covenants in which they will cooperate, in the event of a future de fault, with a deed-in-lieu, stipulated foreclosure and/or receiver. Collateral is 307k SF of a 1.09MM SF super regional mall located 12 miles northwest of downtown Miami. Non-

collateral anchors include Macy''s, JCPenney, Sears (vacant), and Kohl''s. Loan will remain in rehab until pay off.
5	30305549	RT	NV	06/16/26	1

08.06.2026: The loan transferred to Special Servicing on 6/06/2026 due to the Borrower stating that they were not going to be able to pay the loan off at maturity. Midland issued a prenegotiation letter to the borrower and if was returned executed on 7/ 6/2026. They loan matured on 7/1/2026 and the Borrower has requested to discuss a potential modification of the loan. Midland is awaiting a proposal from the Borrower, while working on engaging counsel to start enforcement actions.

19	30306435	RT	NY	12/14/20	7

6/11/2026 - REO Title Date: May 4, 2023. Description of Collateral: Collateral consists of a 182k SF shopping center located in Geneva, NY, which is approximately 35 miles southeast of Rochester. The Property was built in 1957 and renovated in 2012. The i mprovements consist of a 175k sf single story building and two ground leased parcels. Property is located in Geneva''s main retail corridor, adjacent to Hobart and William Smith Collages. In 11/18, the Property''s largest tenant,

Tops Market (28% NRA, LXP 10/32), vacated after filing Chapter 11 BK. The space is now leased to Dollar Tree and Goodwill. Deferred Maintenance: Overall asset is in fair condition. Leasing Summary: vacant spaces are on the market for lease, leasing activity includes new leases with Goodwill and Planet Fitness. Aldi has visited the center and has communicated they intend to submit an LOI. Marketing Summary: Asset is not currently listed for sale. Atlantic Retails has been appointed as PM/leasing agent.
25	30306441	OF	PA	04/15/22	7

6/11/2026 - REO Title Date:11/15/2023: The collateral is a 100,877 SF, Class B office building in Moon Township (Pittsburgh area), PA. The Property is comprised of one five-story building built in 1986 situated on 6.4 acres with 334 parking spaces or 3.28 /1,000 SF. As of 5/30//26, it is approx. 55% occupied. Crossed with or is companion: N.A Deferred Maintenance/Repair Issues: Bids to replace the RTU came in significantly above expectations . Leasing: No prospects at this time, the leasing environment remains challenging. Marketing: Given the capital needs at the property and continued weak leasing environment, have decided to sell the property immediately. Will include the property in end of July auction.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30306419	0.00	4.42000%	0.00	4.42000%	10	02/06/24	02/06/24	02/28/24
1	30306419	0.00	4.42000%	0.00	4.42000%	10	02/06/26	02/06/26	03/02/26
5	30305549	0.00	3.96350%	0.00	3.96350%	1	02/12/24	02/12/24	02/28/24
18	30306434	0.00	5.12000%	0.00	5.12000%	10	02/06/24	02/06/24	02/22/24
23	30306439	0.00	4.94914%	0.00	4.94914%	8	05/12/21	05/05/21	06/29/21
23	30306439	0.00	4.94914%	0.00	4.94914%	8	06/29/21	05/05/21	05/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30306425	11/18/20	30,000,000.00	55,000,000.00	1,913,070.55	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	(675.50)	29,192,698.17	97.30%
18	30306434	12/17/24	12,120,281.44	22,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	30306438	07/17/24	10,007,616.14	15,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
31	30306447	03/17/22	3,928,223.61	0.00	1,397,227.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
42	30306458	04/17/24	4,206,335.66	9,000,000.00	246,006.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			60,262,456.85	101,100,000.00	3,556,303.91	1,105,093.22	1,913,070.55	807,977.33	29,192,022.67	0.00	(675.50)	29,192,698.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00
8	30306425	04/18/22	0.00	0.00	29,192,698.17	0.00	0.00	1,462.00	0.00	0.00	29,192,698.17
		11/18/20	0.00	0.00	29,192,022.67	0.00	0.00	29,192,022.67	0.00	(786.50)
18	30306434	12/26/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	30306438	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	30306447	03/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	30306458	04/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.02	29,192,698.17	0.00	0.00	29,193,484.67	0.00	(786.50)	29,192,698.17

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,157.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	48,016.16	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	35,969.45	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,157.85	0.00	0.00	0.00	0.00	83,985.61	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		98,143.46

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26